Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Vanguard Scottsdale Funds
Entity Central Index Key	0001021882
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
C000085513
Shareholder Report [Line Items]
Fund Name	Explorer Value™ Fund
Class Name	Investor Shares
Trading Symbol	VEVFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Explorer Value™ Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$27	0.54%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%
AssetsNet	$ 1,086,000,000
Holdings Count | Holding	178
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of February 28, 2025)

Fund Net Assets (in millions)	$1,086
Number of Portfolio Holdings	178
Portfolio Turnover Rate	13%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of February 28, 2025)

Communication Services	3.8%
Consumer Discretionary	16.5%
Consumer Staples	2.5%
Energy	3.5%
Financials	24.3%
Health Care	6.1%
Industrials	15.3%
Information Technology	8.8%
Materials	4.4%
Other	0.8%
Real Estate	8.1%
Utilities	2.2%
Other Assets and Liabilities—Net	3.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000092010
Shareholder Report [Line Items]
Fund Name	Russell 1000 Index Fund
Class Name	ETF Shares
Trading Symbol	VONE
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Russell 1000 Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$4	0.08%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%
AssetsNet	$ 8,016,000,000
Holdings Count | Holding	1,012
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of February 28, 2025)

Fund Net Assets (in millions)	$8,016
Number of Portfolio Holdings	1,012
Portfolio Turnover Rate	1%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of February 28, 2025)

Basic Materials	1.5%
Consumer Discretionary	15.0%
Consumer Staples	4.3%
Energy	3.4%
Financials	11.7%
Health Care	10.2%
Industrials	12.5%
Real Estate	2.5%
Technology	33.9%
Telecommunications	2.1%
Utilities	2.6%
Other Assets and Liabilities—Net	0.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000092009
Shareholder Report [Line Items]
Fund Name	Russell 1000 Index Fund
Class Name	Institutional Shares
Trading Symbol	VRNIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Russell 1000 Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$4	0.07%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%
AssetsNet	$ 8,016,000,000
Holdings Count | Holding	1,012
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of February 28, 2025)

Fund Net Assets (in millions)	$8,016
Number of Portfolio Holdings	1,012
Portfolio Turnover Rate	1%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of February 28, 2025)

Basic Materials	1.5%
Consumer Discretionary	15.0%
Consumer Staples	4.3%
Energy	3.4%
Financials	11.7%
Health Care	10.2%
Industrials	12.5%
Real Estate	2.5%
Technology	33.9%
Telecommunications	2.1%
Utilities	2.6%
Other Assets and Liabilities—Net	0.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000092012
Shareholder Report [Line Items]
Fund Name	Russell 1000 Value Index Fund
Class Name	ETF Shares
Trading Symbol	VONV
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Russell 1000 Value Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$4	0.08%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%
AssetsNet	$ 12,713,000,000
Holdings Count | Holding	876
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of February 28, 2025)

Fund Net Assets (in millions)	$12,713
Number of Portfolio Holdings	876
Portfolio Turnover Rate	2%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of February 28, 2025)

Basic Materials	2.7%
Consumer Discretionary	10.2%
Consumer Staples	6.6%
Energy	6.8%
Financials	21.7%
Health Care	13.7%
Industrials	17.9%
Real Estate	4.7%
Technology	6.8%
Telecommunications	4.0%
Utilities	4.8%
Other Assets and Liabilities—Net	0.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000092011
Shareholder Report [Line Items]
Fund Name	Russell 1000 Value Index Fund
Class Name	Institutional Shares
Trading Symbol	VRVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Russell 1000 Value Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$4	0.07%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%
AssetsNet	$ 12,713,000,000
Holdings Count | Holding	876
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of February 28, 2025)

Fund Net Assets (in millions)	$12,713
Number of Portfolio Holdings	876
Portfolio Turnover Rate	2%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of February 28, 2025)

Basic Materials	2.7%
Consumer Discretionary	10.2%
Consumer Staples	6.6%
Energy	6.8%
Financials	21.7%
Health Care	13.7%
Industrials	17.9%
Real Estate	4.7%
Technology	6.8%
Telecommunications	4.0%
Utilities	4.8%
Other Assets and Liabilities—Net	0.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000092014
Shareholder Report [Line Items]
Fund Name	Russell 1000 Growth Index Fund
Class Name	ETF Shares
Trading Symbol	VONG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Russell 1000 Growth Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$4	0.08%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%
AssetsNet	$ 33,707,000,000
Holdings Count | Holding	397
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of February 28, 2025)

Fund Net Assets (in millions)	$33,707
Number of Portfolio Holdings	397
Portfolio Turnover Rate	1%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of February 28, 2025)

Basic Materials	0.4%
Consumer Discretionary	19.3%
Consumer Staples	2.2%
Energy	0.5%
Financials	3.0%
Health Care	7.1%
Industrials	7.7%
Real Estate	0.5%
Technology	58.2%
Telecommunications	0.5%
Utilities	0.6%
Other Assets and Liabilities—Net	0.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000092013
Shareholder Report [Line Items]
Fund Name	Russell 1000 Growth Index Fund
Class Name	Institutional Shares
Trading Symbol	VRGWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Russell 1000 Growth Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$4	0.07%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%
AssetsNet	$ 33,707,000,000
Holdings Count | Holding	397
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of February 28, 2025)

Fund Net Assets (in millions)	$33,707
Number of Portfolio Holdings	397
Portfolio Turnover Rate	1%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of February 28, 2025)

Basic Materials	0.4%
Consumer Discretionary	19.3%
Consumer Staples	2.2%
Energy	0.5%
Financials	3.0%
Health Care	7.1%
Industrials	7.7%
Real Estate	0.5%
Technology	58.2%
Telecommunications	0.5%
Utilities	0.6%
Other Assets and Liabilities—Net	0.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000092016
Shareholder Report [Line Items]
Fund Name	Russell 2000 Index Fund
Class Name	ETF Shares
Trading Symbol	VTWO
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Russell 2000 Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$5	0.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
AssetsNet	$ 11,867,000,000
Holdings Count | Holding	1,974
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of February 28, 2025)

Fund Net Assets (in millions)	$11,867
Number of Portfolio Holdings	1,974
Portfolio Turnover Rate	4%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of February 28, 2025)

Basic Materials	3.9%
Consumer Discretionary	11.4%
Consumer Staples	2.7%
Energy	5.1%
Financials	18.8%
Health Care	16.5%
Industrials	18.9%
Other	0.0%
Real Estate	6.6%
Technology	10.6%
Telecommunications	1.9%
Utilities	3.2%
Other Assets and Liabilities—Net	0.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000092015
Shareholder Report [Line Items]
Fund Name	Russell 2000 Index Fund
Class Name	Institutional Shares
Trading Symbol	VRTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Russell 2000 Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$4	0.08%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%
AssetsNet	$ 11,867,000,000
Holdings Count | Holding	1,974
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of February 28, 2025)

Fund Net Assets (in millions)	$11,867
Number of Portfolio Holdings	1,974
Portfolio Turnover Rate	4%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of February 28, 2025)

Basic Materials	3.9%
Consumer Discretionary	11.4%
Consumer Staples	2.7%
Energy	5.1%
Financials	18.8%
Health Care	16.5%
Industrials	18.9%
Other	0.0%
Real Estate	6.6%
Technology	10.6%
Telecommunications	1.9%
Utilities	3.2%
Other Assets and Liabilities—Net	0.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000092017
Shareholder Report [Line Items]
Fund Name	Russell 2000 Value Index Fund
Class Name	ETF Shares
Trading Symbol	VTWV
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Russell 2000 Value Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$7	0.14%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
AssetsNet	$ 885,000,000
Holdings Count | Holding	1,439
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of February 28, 2025)

Fund Net Assets (in millions)	$885
Number of Portfolio Holdings	1,439
Portfolio Turnover Rate	5%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of February 28, 2025)

Basic Materials	3.7%
Consumer Discretionary	12.2%
Consumer Staples	2.1%
Energy	6.5%
Financials	30.0%
Health Care	8.6%
Industrials	12.6%
Other	0.0%
Real Estate	11.8%
Technology	4.1%
Telecommunications	2.6%
Utilities	5.6%
Other Assets and Liabilities—Net	0.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000092018
Shareholder Report [Line Items]
Fund Name	Russell 2000 Value Index Fund
Class Name	Institutional Shares
Trading Symbol	VRTVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Russell 2000 Value Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$4	0.08%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%
AssetsNet	$ 885,000,000
Holdings Count | Holding	1,439
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of February 28, 2025)

Fund Net Assets (in millions)	$885
Number of Portfolio Holdings	1,439
Portfolio Turnover Rate	5%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of February 28, 2025)

Basic Materials	3.7%
Consumer Discretionary	12.2%
Consumer Staples	2.1%
Energy	6.5%
Financials	30.0%
Health Care	8.6%
Industrials	12.6%
Other	0.0%
Real Estate	11.8%
Technology	4.1%
Telecommunications	2.6%
Utilities	5.6%
Other Assets and Liabilities—Net	0.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000092020
Shareholder Report [Line Items]
Fund Name	Russell 2000 Growth Index Fund
Class Name	ETF Shares
Trading Symbol	VTWG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Russell 2000 Growth Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$7	0.14%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
AssetsNet	$ 1,207,000,000
Holdings Count | Holding	1,133
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of February 28, 2025)

Fund Net Assets (in millions)	$1,207
Number of Portfolio Holdings	1,133
Portfolio Turnover Rate	5%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of February 28, 2025)

Basic Materials	4.1%
Consumer Discretionary	10.6%
Consumer Staples	3.3%
Energy	3.7%
Financials	8.0%
Health Care	24.2%
Industrials	25.2%
Other	0.0%
Real Estate	1.6%
Technology	17.0%
Telecommunications	1.2%
Utilities	1.0%
Other Assets and Liabilities—Net	0.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000092019
Shareholder Report [Line Items]
Fund Name	Russell 2000 Growth Index Fund
Class Name	Institutional Shares
Trading Symbol	VRTGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Russell 2000 Growth Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$4	0.08%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%
AssetsNet	$ 1,207,000,000
Holdings Count | Holding	1,133
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of February 28, 2025)

Fund Net Assets (in millions)	$1,207
Number of Portfolio Holdings	1,133
Portfolio Turnover Rate	5%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of February 28, 2025)

Basic Materials	4.1%
Consumer Discretionary	10.6%
Consumer Staples	3.3%
Energy	3.7%
Financials	8.0%
Health Care	24.2%
Industrials	25.2%
Other	0.0%
Real Estate	1.6%
Technology	17.0%
Telecommunications	1.2%
Utilities	1.0%
Other Assets and Liabilities—Net	0.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000092022
Shareholder Report [Line Items]
Fund Name	Russell 3000 Index Fund
Class Name	ETF Shares
Trading Symbol	VTHR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Russell 3000 Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$5	0.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.09%
AssetsNet	$ 4,521,000,000
Holdings Count | Holding	2,863
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of February 28, 2025)

Fund Net Assets (in millions)	$4,521
Number of Portfolio Holdings	2,863
Portfolio Turnover Rate	2%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of February 28, 2025)

Basic Materials	1.6%
Consumer Discretionary	14.9%
Consumer Staples	4.2%
Energy	3.5%
Financials	12.1%
Health Care	10.5%
Industrials	12.8%
Other	0.0%
Real Estate	2.7%
Technology	32.9%
Telecommunications	2.1%
Utilities	2.6%
Other Assets and Liabilities—Net	0.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000092021
Shareholder Report [Line Items]
Fund Name	Russell 3000 Index Fund
Class Name	Institutional Shares
Trading Symbol	VRTTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Russell 3000 Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$4	0.08%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%
AssetsNet	$ 4,521,000,000
Holdings Count | Holding	2,863
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of February 28, 2025)

Fund Net Assets (in millions)	$4,521
Number of Portfolio Holdings	2,863
Portfolio Turnover Rate	2%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of February 28, 2025)

Basic Materials	1.6%
Consumer Discretionary	14.9%
Consumer Staples	4.2%
Energy	3.5%
Financials	12.1%
Health Care	10.5%
Industrials	12.8%
Other	0.0%
Real Estate	2.7%
Technology	32.9%
Telecommunications	2.1%
Utilities	2.6%
Other Assets and Liabilities—Net	0.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature